Contract assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contract Assets	R$ 7,672,679	R$ 6,888,048
Current	220,660	148,488
Noncurrent	7,452,019	6,739,560
Power Distribution Service Concession 1 [Member]
IfrsStatementLineItems [Line Items]
Contract Assets	2,332,171	1,798,195
Piped Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Contract Assets	30,032	29,815	R$ 27,254
Power Transmission Concession 1 [Member]
IfrsStatementLineItems [Line Items]
Contract Assets	R$ 5,310,476	R$ 5,060,038